REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Balance and Financial Rating Related to Reinsurers
We evaluate the financial condition of these reinsurers on a regular basis. These reinsurers are well-known and well-established, as evidenced by the strong financial ratings at December 31, 2014 presented below:

Reinsurer	Total Recoverable	A.M. Best Rating at December 31, 2014
	(in millions)
Protective Life Insurance Company	$188	A+ (superior)
Munich American Reassurance Company	148	A+ (superior)
Employers Reassurance Corporation	90	A- (excellent)
General Re Life Corporation	89	A++ (superior)
All others	131	A+ to B++ (superior to good)
	$646